PENN SERIES FUNDS, INC.

Supplement dated February 3, 2020

to the Prospectus dated May 1, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Large Core Value Fund

Effective February 1, 2020, Bradley Galko joined Edward J. Perkin and Aaron S. Dunn as a portfolio manager of the Large Core Value Fund (the “Fund”).

As a result of the foregoing, the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Edward J. Perkin, CFA, Vice President and Chief Equity Investment Officer of Eaton Vance Management, has served as a portfolio manager of the Fund since June 2014.

Aaron S. Dunn, CFA, Vice President of Eaton Vance Management, has served as a portfolio manager of the Fund since December 2017.

Bradley Galko, CFA, Vice President of Eaton Vance Management, has served as a portfolio manager of the Fund since February 2020.

The information under the heading “Management — Sub-Advisers — Eaton Vance Management” in the Fund’s Prospectus is hereby replaced in its entirety by the following:

Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) is sub-adviser to the Large Core Value Fund. As sub-adviser, Eaton Vance provides day-to-day portfolio services to the Fund. Its principal place of business is located at Two International Place, Boston, MA 02110. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a Maryland corporation and publicly-held holding company. As of December 31, 2019, Eaton Vance and its subsidiaries managed $518.6 billion on behalf of mutual funds, institutional clients and individuals.

The Fund is managed by Edward J. Perkin, CFA, Aaron S. Dunn, CFA, and Bradley Galko, CFA. Mr. Perkin has served as a portfolio manager of the Fund since June 2014 and manages other Eaton Vance portfolios. He is Chief Equity Investment Officer and Vice President of Eaton Vance and has been employed at Eaton Vance for more than five years. Mr. Dunn has served as a portfolio manager of the Fund since December 2017 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and has been employed by Eaton Vance for more than five years. Mr. Galko has served as a portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and has been employed by Eaton Vance for more than five years.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM 8647    2/20

PENN SERIES FUNDS, INC.

Supplement dated February 3, 2020

to the Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Large Core Value Fund

Effective February 1, 2020, Bradley Galko joined Edward J. Perkin and Aaron S. Dunn as a co-portfolio manager of the Large Core Value Fund (the “Fund”).

As a result of the foregoing, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information — Portfolio Managers — Eaton Vance Management,” is hereby deleted and replaced with the following:

The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Additionally, the following is added to the “Other Accounts” chart in the same section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Bradley Galko(2)	0	$0	0	$0	0	$0

(2)	The information for Mr. Galko is provided as of December 31, 2019.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM 8648    2/20